Note 21 - Financial Instruments - Currency Risk (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Currency risk for USD [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (7,170,000)	$ 3,132,000
Average exchange rate	1.3122	1.2834
Closing exchange rate	1.3349	1.29
Currency risk for USD [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (13,251,000)	$ (3,924,000)
Currency risk for USD [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	3,369,000	7,024,000
Currency risk for USD [member] | Marketable securities [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	2,696,000	26,000
Currency risk for USD [member] | Receivables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	16,000	6,000
Currency risk for Euro [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (131,000)	$ (627,000)
Average exchange rate	1.5192	1.5008
Closing exchange rate	1.4975	1.5898
Currency risk for Euro [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures	$ (131,000)	$ (627,000)
Currency risk for Euro [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk for Euro [member] | Marketable securities [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk for Euro [member] | Receivables [member]
Statement Line Items [Line Items]
Foreign exchange currency exposures
Currency risk [member]
Statement Line Items [Line Items]
Increase (decrease) in net loss	$ 364	$ (88)